Earnings / (loss) per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share

12.       Earnings / (loss) per Share

All shares issued (including the restricted shares issued under the equity incentive plan) are DCI's common stock and have equal rights to vote and participate in dividends, subject to forfeiture provisions set forth in the applicable award agreement. Unvested shares granted under the Company's incentive plan of 13,334 as at December 31, 2013, and 79,998 as at December 31, 2012 (Note 9), received dividends which are not refundable, even if such shares are forfeited, and therefore are considered participating securities for basic earnings per share calculation purposes. Dividends declared and paid during 2013, 2012 and 2011 amounted to $29,674, $28,545 and $4,154, respectively. The calculation of basic earnings/ (loss) per share does not consider the non-vested shares as outstanding until the time-based vesting restrictions have lapsed. For the purpose of calculating diluted earnings per share, the weighted average number of diluted shares outstanding includes the incremental shares assumed issued as determined in accordance with the antidilution sequencing provisions of ASC 260. For 2013, and on the basis that the Company incurred losses, the effect of the incremental shares would have been anti-dilutive and therefore basic and diluted losses per share are the same amount. For 2012 and 2011, the effect of the incremental shares assumed issued, determined in accordance with the antidilution sequencing provisions of ASC 260, was antidilutive.

	2013		2012		2011
	Basic LPS	Diluted LPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Net income / (loss)	$(57,346)	$(57,346)	$5,969	$5,969	$3,630	$3,630
Less distributed earnings allocated to restricted shares	-	-	(104)	(104)	(34)	-
Net income / (loss) available to common stockholders	(57,346)	(57,346)	5,865	5,865	3,596	3,630

Weighted average number of common shares, basic	33,159,328	33,159,328	26,934,533	26,934,533	15,536,028	15,536,028
Effect of dilutive restricted shares	-	-	-	-	-	7,888
Weighted average number of common shares, diluted	33,159,328	33,159,328	26,934,533	26,934,533	15,536,028	15,543,916

Earnings / (loss) per common share, basic and diluted	$(1.73)	$(1.73)	$0.22	$0.22	$0.23	$0.23